Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	Property, PLANT and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2021	December 31, 2020
Office equipment, fixtures and furniture	$33,655	$514
Less: Accumulated depreciation	(5,335)	(5)
Total	$28,320	$509

The depreciation expenses for the years ended December 31, 2021, 2020 and 2019 was $5.2 million, $2,577 and $1,547, respectively.